Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	tst6_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Summary Prospectus, Prospectus and

Statement of Additional Information, as supplemented

* * *

Transamerica AEGON Money Market VP

The following information supplements and supersedes any contrary information contained in the Summary Prospectus, Prospectus, and Statement of Additional Information concerning Transamerica AEGON Money Market VP:

Principal Investment Strategies: The portfolio's sub-adviser, AEGON USA Investment Management, LLC (the "sub-adviser"), invests the portfolio's assets in high quality, U.S. dollar-denominated short-term money market instruments. These instruments include:

▪	short-term U.S. government obligations, corporate bonds and notes, bank obligations (such as certificates of deposit and bankers' acceptances), commercial paper, asset-backed securities and repurchase agreements

▪	obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities

▪	obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks

The portfolio may invest without limit in obligations of U.S. banks.

Bank obligations purchased for the portfolio are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the portfolio are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the portfolio must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion total asset requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations.

The portfolio will enter into repurchase agreements only with financial institutions that the sub-adviser determines are creditworthy. A financial institution must furnish collateral to the portfolio at least equal in value to the amount of its repurchase obligation. This collateral generally consists of U.S. government securities, but may also consist of non-U.S. government securities including securities that could not be held by the portfolio without the seller's repurchase commitment. When the portfolio enters into a repurchase agreement with collateral that it could not otherwise hold, the portfolio takes on additional credit and other risks. The sub-adviser is responsible for ensuring that each repurchase agreement is eligible for purchase by the portfolio.

As a money market fund, the portfolio tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, diversification, liquidity and maturity of its investments. Each security, at the time of purchase by the portfolio, has been determined by the sub-adviser to present minimal credit risk. Where required by these rules, the portfolio's sub-adviser or Board of Trustees will decide whether the security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

The portfolio is subject to the following additional principal risk:

▪	Banking Industry Concentration – The portfolio may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry. Banks are sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability.

* * *

Investors Should Retain this Supplement for Future Reference

February 27, 2013

Transamerica AEGON Money Market VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst6_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Summary Prospectus, Prospectus and

Statement of Additional Information, as supplemented

* * *

Transamerica AEGON Money Market VP

The following information supplements and supersedes any contrary information contained in the Summary Prospectus, Prospectus, and Statement of Additional Information concerning Transamerica AEGON Money Market VP:

Principal Investment Strategies: The portfolio's sub-adviser, AEGON USA Investment Management, LLC (the "sub-adviser"), invests the portfolio's assets in high quality, U.S. dollar-denominated short-term money market instruments. These instruments include:

▪	short-term U.S. government obligations, corporate bonds and notes, bank obligations (such as certificates of deposit and bankers' acceptances), commercial paper, asset-backed securities and repurchase agreements

▪	obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities

▪	obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks

The portfolio may invest without limit in obligations of U.S. banks.

Bank obligations purchased for the portfolio are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the portfolio are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the portfolio must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion total asset requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations.

The portfolio will enter into repurchase agreements only with financial institutions that the sub-adviser determines are creditworthy. A financial institution must furnish collateral to the portfolio at least equal in value to the amount of its repurchase obligation. This collateral generally consists of U.S. government securities, but may also consist of non-U.S. government securities including securities that could not be held by the portfolio without the seller's repurchase commitment. When the portfolio enters into a repurchase agreement with collateral that it could not otherwise hold, the portfolio takes on additional credit and other risks. The sub-adviser is responsible for ensuring that each repurchase agreement is eligible for purchase by the portfolio.

As a money market fund, the portfolio tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, diversification, liquidity and maturity of its investments. Each security, at the time of purchase by the portfolio, has been determined by the sub-adviser to present minimal credit risk. Where required by these rules, the portfolio's sub-adviser or Board of Trustees will decide whether the security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

The portfolio is subject to the following additional principal risk:

▪	Banking Industry Concentration – The portfolio may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry. Banks are sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability.

* * *

Investors Should Retain this Supplement for Future Reference

February 27, 2013